Business Segment Information (Schedule Of Geographic Information Net Sales) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 192,166	$ 169,449	$ 173,863	$ 152,925	$ 190,701	$ 176,326	$ 166,748	$ 159,936	$ 688,403	$ 693,711	$ 607,493
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									501,900	512,400	466,100
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									67,400	45,900	54,200
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									61,700	57,100	36,700
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									22,000	19,600	13,600
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									6,400	38,000	9,500
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 29,000	$ 20,700	$ 27,400